Convertible Preferred Stock, Common Stock and Stockholders' Equity (Deficit) - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Convertible Preferred Stock [Line Items]
Repurchase of common stock upon reverse recapitalization, Shares		826
Common Stock [Member]
Schedule Of Convertible Preferred Stock [Line Items]
Repurchase of common stock upon reverse recapitalization, Shares	4,499,998
Common stock repurchase price per share	$ 4.52
Additional Stock repurchased during period shares	250,471
Legacy Markforged Common Stock [Member]
Schedule Of Convertible Preferred Stock [Line Items]
Repurchase of common stock upon reverse recapitalization, Shares	4,499,998
Common stock repurchase price per share	$ 10.00
Convertible Preferred Stock [Member]
Schedule Of Convertible Preferred Stock [Line Items]
Temporary Equity, Shares Outstanding	0